RELATED PARTY TRANSACTIONS - Narrative (Details) - CAD ($) $ in Millions		12 Months Ended
	Apr. 03, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Amount recognized in net income and paid during the year	$ 8
Shaw Communications Inc.
Disclosure of transactions between related parties [line items]
Liability assumed through business combination related to a special arrangement	102
Key management personnel compensation, monthly amount	1
Controlling Shareholder
Disclosure of transactions between related parties [line items]
Related party transaction (less than)		$ 1	$ 1
Rogers Communications Canada, Inc. and Rogers Media Inc.
Disclosure of transactions between related parties [line items]
Accounts payable and accrued liabilities		$ 113	$ 138
Proportion of ownership interest in subsidiary		100.00%
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Accounts payable and accrued liabilities	$ 20
Period following closing	2 years
Associates
Disclosure of transactions between related parties [line items]
Cash repayments of advances and loans from related parties		$ 1